STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF STOCK WARRANTS VALUATION ASSUMPTIONS

The fair value of stock warrants granted for the 6 months ended June 30, 2022 was calculated with the following assumptions:

	June 30, 2023	June 30, 2022
Risk-free interest rate	3.97%	1.53%
Expected dividend yield	0%	0%
Volatility factor (monthly)	147.58%	169.27%
Expected life of warrant	5 years	5 years

The fair value of stock warrants granted for the year ended December 31, 2021 was calculated with the following assumptions:

	2022	2021
Risk-free interest rate	1.37 – 4.45%	0.16 - 1.00%
Expected dividend yield	0%	0%
Volatility factor (monthly)	155.52%	175.34%
Expected life of warrant	5 years	5 years

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the Company’s common stock warrant activity for the 6 months ended June 30, 2023 and 2022:

	Number of Warrants*	Weighted Average Exercise Price	Weighted- Average Remaining Expected Term
Outstanding as at January 1, 2022	272,000	$2.00	2.9
Granted	264,030	0.26	5.0
Exercised	—	—	—
Forfeited/Canceled	—	—	—
Outstanding as at June 30, 2022	536,030	1.14	3.7

Outstanding as at January 1, 2023	542,030	$0.42	4.1
Granted	800,000	0.20	5.0
Exercised	—	—	—
Forfeited/Canceled	—	—	—
Outstanding as at June 30, 2023	1,342,030	$0.29	4.4

*	The warrant agreements issued in 2019 for a total of 50,000 warrants include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2022 the provisions would have resulted in an issuance of 1,130,114 shares at an average conversion price of $0.09, or 1,050,114 shares in a cash-less exercise. In order to mitigate the Company’s risk an administrative hold has been placed on one shareholder’s stock in the event of future exercise.

The following table summarizes the Company’s Common Stock warrant activity for the year ended December 31, 2022 and 2021:

	Number of Warrants *	Weighted Average Exercise Price	Weighted Average Remaining Expected Term
Outstanding as at January 1, 2021	272,000	$2.00	3.9
Granted	—	—	—
Exercised	—	—	—
Forfeited/Cancelled	—	—	—
Outstanding as at December 31, 2021	272,000	2.00	3.7
Granted	492,030	0.26	5.0
Exercised	(200,000)	2.00	—
Forfeited/Cancelled	(22,000)	2.00	—
Outstanding as at December 31, 2022	542,030	$0.42	4.1

*	The warrant agreements issued in 2019 for a total of 50,000 warrants include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2022 the provisions would have resulted in an issuance of 1,130,114 shares at an average conversion price of $0.09, or 1,050,114 shares in a cash-less exercise. In order to mitigate the Company’s risk an administrative hold has been placed on one Shareholder’s stock in the event of future exercise.

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes information about stock warrants that are vested or expected to vest at June 30, 2023:

	Warrants Outstanding				Exercisable Warrants
Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
800,000	$0.20	4.9	$—	800,000	$0.20	4.9	$—
492,030	0.26	3.8	—	492,030	0.26	4.1	—
50,000	2.00	1.3	—	50,000	2.00	1.3	—
1,342,030	$0.29	4.4	$—	1,342,030	$0.29	4.4	$—

The following table summarizes information about stock warrants that are vested or expected to vest at December 31, 2022 with a market price of $0.48 at December 31, 2022:

	Warrants Outstanding				Exercisable Warrants
Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
492,030	0.26	4.3	$107,014	492,030	0.26	4.3	$107,014
50,000	$2.00	1.8	$—	50,000	$2.07	1.8	$—
542,030	$1.14	4.1	$107,014	542,030	$0.42	4.1	$107,014

SCHEDULE OF NON-VESTED WARRANTS

The following table sets forth the status of the Company’s non-vested warrants as at June 30, 2023 and 2022:

	Number of Warrants	Weighted-Average Grant-Date Fair Value
Non-vested as at January 1, 2022	—	—
Granted	264,030	0.25
Forfeited	—	—
Vested	—	—
Non-vested as at June 30, 2022	—	$—

Non-vested as at January 1, 2023	—	$—
Granted	800,000	0.20
Forfeited	—	—
Vested	—	—
Non-vested as at June 30, 2023	—	$—

The following table sets forth the status of the Company’s non-vested warrants as at December 31, 2022, there were no warrants issued for the year ended at December 31, 2021.

	Number of Warrants	Weighted- Average Grant-Date Fair Value per share
Non-vested as at December 31, 2021	—	$—
Granted	492,030	0.26
Forfeited/Cancelled	—	—
Vested	492,030	0.26
Non-vested as at December 31, 2022	—	$—